CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME(LOSS) (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)
Revenues	¥ 54,163	$ 8,499	¥ 31,740	¥ 12,366
Cost of revenue	25,351	3,979	258	0
Selling and marketing expenses, related party amounts	2,500	392	8,681	5,837
General and administrative expenses, related party amounts	1,145	180	0	750
Interest income, related party amounts	¥ 18	$ 3	¥ 1,516	¥ 279